Financial instruments per category - Loan Facility (Details) - USD ($)		12 Months Ended
	Mar. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Amount drawn		$ 0	$ 0	$ 2,312,000
Repayment of outstanding loans	$ 65,600,000	0	0	$ 65,627,000
Payment of accrued interest	$ 1,900,000
Cash at bank and in hand		120,957,000	75,109,000
Restricted cash and cash equivalents		1,376,000	$ 0
Outstanding loan balance		0
Loan facility
Disclosure of financial liabilities [line items]
Notional amount						$ 110,000,000
Total commitment					$ 137,600,000
Facility B
Disclosure of financial liabilities [line items]
Amount drawn		63,500,000
Remaining undrawn credit		74,100,000
Transaction costs		$ 1,800,000